Loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Loss per share [Abstract]
Loss attributable to shareholders	$ (12,114)	$ (5,649)	$ (30,159)	$ (24,315)
Weighted average number of shares in issue (in shares)	52,028,145	52,020,849	52,028,145	52,020,849
Basic loss per share (in dollars per share)	$ (0.23)	$ (0.11)	$ (0.58)	$ (0.47)
Diluted loss per share (in dollars per share)	$ (0.23)	$ (0.11)	$ (0.58)	$ (0.47)